REVENUE - Disaggregation of Revenue by Destination of Shipment (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of geographical areas [line items]
Total Revenue	€ 1,031	€ 1,538	€ 2,468	€ 3,074
France
Disclosure of geographical areas [line items]
Total Revenue	67	154	188	306
Germany
Disclosure of geographical areas [line items]
Total Revenue	192	339	479	678
United Kingdom
Disclosure of geographical areas [line items]
Total Revenue	39	49	108	99
Switzerland
Disclosure of geographical areas [line items]
Total Revenue	15	18	27	38
Other Europe
Disclosure of geographical areas [line items]
Total Revenue	201	286	476	555
United States
Disclosure of geographical areas [line items]
Total Revenue	413	600	974	1,164
United States
Disclosure of geographical areas [line items]
Total Revenue	7	9	24	27
Asia and Other Pacific
Disclosure of geographical areas [line items]
Total Revenue	61	68	118	137
All Other
Disclosure of geographical areas [line items]
Total Revenue	€ 36	€ 15	€ 74	€ 70